ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of group transferred equity interest in subsidiaries

During the year ended December 31, 2024, the Group entered into certain share transfer agreements with third parties, pursuant to which the Group transferred equity interest in subsidiaries. The details are as the following:

			% of
	Date of		Ownership
Name of Disposed Subsidiaries	Disposal	Consideration	after disposal
Kaixin Manman	May 27, 2024	16	0%
Wuhan Jieying Chimei Automobile Sales Co., Ltd. (“Wuhan Jieying”)	August 22, 2024	nil	0%
Chongqing Jieying Shangyue Automobile Sales Co., Ltd. (“Chongqing Jieying”)	November 8, 2024	nil	0%
Anhui Kaixin New Energy Vehicle Co., Ltd. (“Anhui Kaixin”)	December 5, 2024	nil	33.298%
Morning Star	December 5, 2024	nil	0%

Summary of major subsidiaries

The major subsidiaries of the Group as of December 31, 2025 are summarized as below:

	Later of date of
	incorporation or	Place of	% of
Name of Subsidiaries	acquisition	Incorporation	Ownership	Principal Activities
Major subsidiaries:
Jet Sound Hong Kong Company Limited	May 7, 2011	Hong Kong	100%	Investment holding
Zhejiang Kaixin Auto Co., Ltd (“Zhejiang Kaixin Auto”)	April 4, 2021	PRC	100%	Used car trading business
Zhejiang Ordinary Smile	December 2, 2025	PRC	100	Car trading business